COMMON SHARES (Details) $ in Thousands			12 Months Ended
	Jul. 16, 2013 USD ($) shares	May. 05, 2011 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares
Class of Stock [Line Items]
Reserved for issuance upon exercise of share-based awards			89,281,910	86,562,934	75,313,987
ADS [Member]
Class of Stock [Line Items]
Number of shares, new issues		7,750,000
Gross proceed from IPO | $		$ 89,125
Class A Common Shares [Member]
Class of Stock [Line Items]
Number of shares, new issues	7,500,000
Number of shares outstanding		38,750,000	428,333,140	406,607,679
Voting rights of common share			one vote per share
Gross proceed from private placement | $	$ 12,000
Preferred Shares [Member]
Class of Stock [Line Items]
Number of outstanding preferred shares converted into Class B common shares		114,637,272
Class B Common Shares [Member]
Class of Stock [Line Items]
Number of shares outstanding			50,352,971	50,352,971
Voting rights of common share			ten votes per share
Conversion ratio, from Class B common share to Class A common share			1